UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of December 31, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 96.40%

Consumer Discretionary - 16.64%
* Amazon.com, Inc.	1,798	$2,102,707
Comcast Corp.	56,515	2,263,426
Newell Brands, Inc.	53,495	1,652,995
The TJX Cos., Inc.	30,207	2,309,627
		8,328,755
Consumer Staples - 4.57%
Costco Wholesale Corp.	12,287	2,286,856
		2,286,856
Financials - 16.72%
American Express Co.	20,080	1,994,145
Marsh & McLennan Cos., Inc.	26,593	2,164,404
US Bancorp	41,991	2,249,878
Voya Financial, Inc.	39,648	1,961,387
		8,369,814
Health Care - 18.96%
Allergan PLC	10,474	1,713,337
* Alnylam Pharmaceuticals, Inc.	6,368	809,054
Cigna Corp.	9,655	1,960,834
Eli Lilly & Co.	11,418	964,364
Johnson & Johnson	14,535	2,030,830
UnitedHealth Group, Inc.	5,858	1,291,455
Zimmer Biomet Holdings, Inc.	5,965	719,796
		9,489,670
Industrials - 4.47%
Johnson Controls International PLC	58,727	2,238,086
		2,238,086
Information Technology - 26.30%
* Integrated Device Technology, Inc.	29,471	876,173
Jabil, Inc.	61,836	1,623,195
KLA-Tencor Corp.	11,680	1,227,218
Lam Research Corp.	7,843	1,443,661
* Micron Technology, Inc.	29,156	1,198,895
* ON Semiconductor Corp.	60,789	1,272,922
* PTC, Inc.	13,688	831,820
* salesforce.com, Inc.	11,888	1,215,310
Visa, Inc.	12,352	1,408,375
Western Digital Corp.	25,990	2,066,985
		13,164,554
Materials - 4.20%
Ecolab, Inc.	15,666	2,102,064
		2,102,064
Real Estate - 4.54%
Simon Property Group, Inc.	13,237	2,273,322
		2,273,322

Total Common Stocks (Cost $46,725,683)		48,253,121
		(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 6.01%
	§ Fidelity Investments Money Market Treasury
	Portfolio - Institutional Class, 1.14%		3,006,752	$3,006,752

	Total Short-Term Investment (Cost $3,006,752)			3,006,752

Total Value of Investments (Cost $49,732,435) (a) - 102.41%				$51,259,873

Liabilities in Excess of Other Assets - (2.41)%				(1,207,905)

	Net Assets - 100%			$50,051,968

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronym is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
	by Sector	Assets	Value
	Consumer Discretionary	16.64%	$8,328,755
	Consumer Staples	4.57%	2,286,856
	Financials	16.72%	8,369,814
	Health Care	18.96%	9,489,670
	Industrials	4.47%	2,238,086
	Information Technology	26.30%	13,164,554
	Materials	4.20%	2,102,064
	Real Estate	4.54%	2,273,322
	Short-Term Investment	6.01%	3,006,752
	Liabilities in Excess of Other Assets	-2.41%	(1,207,905)
	Total Net Assets	100.00%	$50,051,968

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$2,573,345
	Aggregate gross unrealized depreciation			(1,045,907)

	Net unrealized appreciation			$1,527,438

				(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$48,253,121	$48,253,121	$-	$-
Short-Term Investment	3,006,752	3,006,752	-	-
Total	$51,259,873	$51,259,873	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: February 26, 2018	Andrei Cherny President and Principal Executive Officer Aspiration Redwood Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: February 26, 2018	Andrei Cherny President and Principal Executive Officer Aspiration Redwood Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 27, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Redwood Fund